STOCK BENEFIT PLANS (Schedule of ESOP Shares) (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Allocated shares	240,936	254,482
Unallocated shares	127,535	131,110
Total ESOP shares	368,471	385,592
Fair value of ESOP shares	$ 4,104,767	$ 4,530,706